RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Company has transactions with the following related parties, being companies in which our principal shareholder, Hemen and companies associated with Hemen have, or had, a significant direct or indirect interest:

–    Frontline
–    Frontline Shipping
–    Seadrill (1)
–    Golden Ocean
–    Seatankers Management Co. Ltd. ("Seatankers")
–    Front Ocean
–    NorAm Drilling
–    ADS Maritime Holding
–    River Box

(1) From February 2022, Seadrill was determined to no longer be a related party following its emergence from bankruptcy (see below).

The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding direct financing lease receivables (refer to Note 9: Investments in Sales-Type Leases, Direct Financing Leases and Leaseback Assets).

(in thousands of $)	June 30, 2022	December 31, 2021
Amounts due from:
Frontline	5,110	3,633
Seadrill***	—	3,643
Seatankers	—	77
Golden Ocean	1,510	4,453
River Box**	8	5
Other related parties	1	1
Allowance for expected credit losses*	(45)	(3,255)
Total amount due from related parties	6,584	8,557

Loans to related parties - associated companies, long-term
River Box**	45,000	45,000
Total loans to related parties - associated companies, long-term	45,000	45,000

Amounts due to:
Frontline Shipping	1,073	1,252
Frontline	—	2
Golden Ocean	85	36
Seatankers	51	—
Other related parties	37	5
Total amount due to related parties	1,246	1,295

* See Note 18: Allowance for Expected Credit Losses.
** River Box was previously a wholly owned subsidiary of the Company. It holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen, a related party, and has accounted for the remaining 49.9% ownership in River Box using the equity method. (Refer to Note 10: Investment in Associated Companies).

*** SFL Hercules and SFL Linus own the drilling units West Hercules and West Linus, respectively, which are on charter to subsidiaries of Seadrill, previously a related party. On February 22, 2022, Seadrill announced that it has emerged from Chapter 11 after successfully completing its reorganization. Upon emergence a new independent board of directors assumed leadership of the new parent company of the Seadrill group, which is referred to as Seadrill 2021 Limited. Hemen’s shareholding in Seadrill 2021 Limited post-emergence from bankruptcy is also below 1%. Consequently, SFL determined that Seadrill is no longer a related party following the emergence from bankruptcy.

Related party leasing and service contracts

A summary of leasing revenues and repayments from Frontline Shipping, Golden Ocean and Seadrill is as follows:

	Six months ended
(in thousands of $)	June 30, 2022	June 30, 2021
Golden Ocean:
Operating lease income	25,689	25,261
Profit share	1,510	1,244
Frontline Shipping:
Direct financing lease interest income	382	766
Direct financing lease service revenue	1,746	3,258
Direct financing lease repayments	1,752	3,176
Profit share	—	268
Seadrill*†
Direct financing lease interest income *	—	3,686
Direct financing lease repayments *	—	2,703
Operating lease income †	17,770	7,912

* On March 9, 2021, modifications to the charter contract in respect of the drilling unit West Linus, resulted in the lease being reclassified from a direct financing lease to an operating lease.

† Reflecting revenue through February 21, 2022. Seadrill was determined to no longer be a related party following its emergence from bankruptcy on February 22, 2022.
In addition to leasing revenues and repayments, the Company incurred the following fees with related parties:

	Six months ended
(in thousands of $)	June 30, 2022	June 30, 2021
Frontline:
Vessel Management Fees	2,669	4,249
Newbuilding Supervision Fees	466	16
Commissions and Brokerage	152	96
Administration Services Fees	2	59
Golden Ocean:
Vessel Management Fees	10,135	10,136
Operating Management Fees	22	355
Administration Services Fees	—	33
Seatankers:
Administration Services Fees*	251	113
Front Ocean:
Administration Services Fees	210	—
Office Facilities:
Seatankers Management Norway AS	62	54
Frontline Management AS	128	118
Frontline Corporate Services Ltd.	60	71
Flex LNG Management Ltd	3	—
Golden Ocean Shipping Co Pte. Ltd.	41	—
* In addition a credit note of $0.3 million was received during the six months ended June 30, 2021 in relation to 2020 fees paid.

Related party loans – associated companies

A summary of loans entered into with the associated companies are as follows:

(in millions of $)	River Box
Loans granted	45
Loans outstanding as of June 30, 2022	45

The loan to River Box is a fixed interest rate loan and is repayable in full on November 16, 2033 or earlier if River Box sells its assets.

Interest income received on the loans to associated companies is as follows:

	Six months ended
(in millions of $)	June 30, 2022	June 30, 2021
River Box	2.3	2.3
SFL Hercules*	—	1.8

* Following approval of the amendments to the charter and debt agreements, SFL Hercules was no longer deemed to be a variable interest entity and became consolidated by the Company in August 2021. The "Interest income received on the loans to associated companies" recognized was in respect of the period preceding consolidation.
Related party purchases and sales of vessels

During the year ended December 31, 2021, the Company entered into agreements to acquire four LR2 product tankers from entities related to Frontline Ltd., for an aggregate amount of $160.0 million. Two of the vessels were delivered to the Company in December 2021 and the remaining two vessels were delivered in January 2022. Upon delivery, the vessels commenced their long term charters to a third party.

Other related party transactions

During the six months ended June 30, 2022, the Company delivered the VLCCs Front Energy and Front Force to an unrelated third party for sale proceeds of $65.4 million. Furthermore, the Company agreed with Frontline Shipping to terminate the long-term charters for the vessels upon the sale and delivery, and received $4.5 million compensation for early termination of the charters. A gain of $1.5 million was recognized on the sale of the two vessels. (See also Note 2: Gain on Sale of Assets and Termination of Charters).

In March 2021, the Company received a capital dividend of approximately $8.8 million from ADS Maritime Holding following the sale of its remaining two vessels. Also in March 2021, the Company sold its remaining shares in ADS Maritime Holding for a consideration of approximately $0.8 million recognizing a gain of $0.7 million on disposal. For additional information on the shares and corporate bonds held, refer to Note 5: Investments in Debt and Equity Securities.